Related parties - Other related party transactions and balances (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IHS South Africa Holding Proprietary Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		70.00%	100.00%
Proportion of ownership interests held by non-controlling interests		30.00%
IHS South Africa Holding Proprietary Limited | Share-based payments relating to the B-BBEE transaction
Disclosure of transactions between related parties [line items]
Percentage of shares in subsidiary awarded as compensation in share-based payment arrangement	30.00%
Teneo Strategy LLC, related party via Ursula Burns
Disclosure of transactions between related parties [line items]
Services received		$ 496,667	$ 2,409,009	$ 750,000
Amounts payable, related party transactions	$ 100,000	$ 181,667	100,000
Capgro Trust, related party via Phuthuma Nhleko | K2022644716 (South Africa) Proprietary Limited | Capgro Trust
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Capgro Trust, related party via Phuthuma Nhleko | SATH | K2022644716 (South Africa) Proprietary Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by non-controlling interests	45.00%
Wendel Group
Disclosure of transactions between related parties [line items]
Rent and utilities expense paid to related parties			134,631	$ 366,896
Refund of deposits paid to related parties			$ 195,298